Stock Based Compensation	12 Months Ended
Dec. 31, 2017
Stock Based Compensation
Stock Based Compensation

Note 10: Stock‑Based Compensation

Lilly maintains various stock‑based compensation programs for the benefit of its officers, directors and certain employees including employees of the Company. As we receive the employee services in consideration for the participation of the Company’s employees in these plans, stock‑based compensation expense for the awards granted to our employees has been reflected in the combined statements of operations.

Lilly’s stock‑based compensation granted to our employees consists of performance awards (PAs), shareholder value awards (SVAs) and restricted stock units (RSUs). The stock‑based compensation expense has been derived from the equity awards granted by Lilly to our employees. The compensation expense is based on the fair value of stock‑based awards which is recognized as compensation expense over the requisite service period of the individual grantees, which generally equals the vesting period. The awards are settled by Lilly.

As the stock‑based compensation plans are Lilly’s plans and the awards are settled by Lilly, the offset to the expense has been recognized through net parent company investment on the combined balance sheets.

Stock‑based compensation expense related to our employees for years ended December 31, 2017, 2016 and 2015 was $25.0 million, $20.4 million and $13.4 million, respectively.

Performance Award Program

PAs have been granted to certain of our officers and management and are settled in shares of Lilly’s common stock. The number of PA shares actually issued, if any, varies depending on the achievement of certain pre‑established earnings‑per‑share targets over a two‑year period. PA shares are accounted for at fair value based upon the closing stock price on the date of grant and fully vest at the end of the measurement period. The fair values of PAs granted for the years ended December 31, 2017, 2016 and 2015 were $73.54,  $72.00 and $70.34, respectively. The number of PA shares that will vest for the PA program is dependent upon Lilly’s earnings achieved during the vesting period. Pursuant to this program, approximately 69,144 shares, 20,329 shares and 25,197 shares were issued by Lilly to our employees during the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, the total remaining unrecognized compensation cost related to nonvested PAs was $6.2 million, which will be amortized over the weighted‑average remaining requisite service period of 12 months.

Shareholder Value Award Program

SVAs have been granted to certain of our officers and management and are settled in shares of Lilly’s common stock. The number of shares actually issued, if any, varies depending on Lilly’s stock price at the end of the three‑year vesting period compared to pre‑established target stock prices. We measure the fair value of the SVA unit on the grant date using a Monte Carlo simulation model. The model utilizes multiple input variables that determine the probability of satisfying the market condition stipulated in the award grant and calculates the fair value of the award. Expected volatilities utilized in the model are based on implied volatilities from traded options on Lilly’s stock, historical volatility of Lilly’s stock price and other factors. Similarly, the dividend yield is based on historical experience and Lilly’s estimate of future dividend yields. The risk‑free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The weighted‑average fair values of the SVA units granted during the years ended December 31, 2017, 2016 and 2015 were $66.25,  $48.68 and $54.81, respectively, determined using the following assumptions:

(Percents)	2017	2016	2015
Expected dividend yield	2.50%	2.00%	2.50%
Risk‑free interest rate	1.38	0.92	0.79
Volatility	22.91	21.68	20.37

Pursuant to this program, Lilly issued approximately 35,063 shares, 36,071 shares and 21,956 shares to our employees during the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, the total remaining unrecognized compensation cost related to nonvested SVAs was $3.7 million, which will be amortized over the weighted‑average remaining requisite service period of 20 months.

Restricted Stock Units

RSUs have been granted to certain of our employees and are payable in shares of Lilly’s common stock. RSU shares are accounted for at fair value based upon Lilly’s closing stock price on the date of grant. The corresponding expense is amortized over the vesting period, typically three years. The fair values of RSU awards granted during the years ended December 31, 2017, 2016 and 2015 were $72.47,  $71.46 and $71.69, respectively. The number of shares ultimately issued by Lilly for the RSU program remains constant with the exception of forfeitures. Pursuant to this program, 57,224,  26,468 and 32,695 RSUs were settled by Lilly with its shares to our employees during the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, the total remaining unrecognized compensation cost related to nonvested RSUs was $12.9 million, which will be amortized over the weighted‑average remaining requisite service period of 21 months.